UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04656

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Ellsworth Fund Ltd.

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(Exact name of registrant as specified in charter)

65 Madison Avenue, Morristown, New Jersey 07960-7308

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(Address of principal executive offices) (Zip code)

Thomas H. Dinsmore

Ellsworth Fund Ltd.

65 Madison Avenue

Morristown, New Jersey 07960-7308

(Name and address of agent for service)

Copy to:

Steven B. King, Esq.

Ballard Spahr LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  September 30, 2011

Date of reporting period:  December 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Ellsworth Schedule of Investments December 31, 2010
	Principal Amount	Value

CONVERTIBLE BONDS AND NOTES - 65.2%

Aerospace and Defense - 1.1%
Alliant Techsystems Inc. 2.75%, due 2011 cv. sr. sub. notes (B)	$1,000,000	$1,023,750
Kaman Corp. 3.25%, due 2017 cv. sr. notes (BB) (1)	250,000	262,188
		1,285,938
Automotive - 1.4%
Titan International, Inc. 5.625%, due 2017 cv. sr. sub. notes (B)	750,000	1,578,750

Computer Hardware - 3.0%
EMC Corp. 1.75%, due 2013 cv. sr. notes (A)	1,900,000	2,871,375
NETAPP, Inc. 1.75%, due 2013 cv. sr. notes (A)	250,000	446,875
		3,318,250
Computer Software - 5.4%
Digital River, Inc. 2%, due 2030 cv. sr. notes (A) (1)	1,100,000	1,080,750
GSI Commerce, Inc. 2.5%, due 2027 cv. sr. notes (BB)	500,000	545,625
Microsoft Corp. 0%, due 2013 cv. sr. notes (AAA) (2)	500,000	539,375
Nuance Communications Inc. 2.75%, due 2027 cv. sr. deb. (B)	2,000,000	2,357,500
RightNow Technologies, Inc. 2.50%, due 2030 cv. sr. notes (NR)	500,000	499,375
Rovi Corp. 2.625%, due 2040 cv. sr. notes (BBB)	750,000	1,085,625
		6,108,250
Construction Material - 1.0%
CEMEX, S.A.B. de C.V. 4.875%, due 2015 cv. sub. notes (NR)
(exchangeable for ADS representing common shares)	1,000,000	1,097,500

Consumer Goods - 0.3%
Regis Corp. 5%, due 2014 cv. sr. notes (B)	250,000	320,625

Containers - 0.9%
Owens-Brockway Glass Container, Inc. 3%, due 2015 exch. sr. notes (BB)	1,000,000	1,011,250

Data Processing - 0.5%
CSG Systems International, Inc. 3%, due 2017 cv. sr. sub. notes (BBB)	500,000	511,250

Energy - 6.2%
Goodrich Petroleum Corp. 5%, due 2029 cv. sr. notes (CCC)	1,000,000	978,750
McMoRan Exploration Co. 5.25%, due 2011 cv. sr. notes (B)	590,000	707,263
Oil States International, Inc. 2.375%, due 2025 contingent cv. sr. notes (A)	500,000	1,028,125
SunPower Corp. 1.25%, due 2027 cv. sr. deb. (CCC)	1,500,000	1,421,250
SunPower Corp. 4.5%, due 2015 sr. cash cv. deb. (CCC)	750,000	676,425
Transocean Inc. 1.5%, due 2037 cv. sr. notes (BBB)	1,000,000	972,500
Trina Solar Ltd. 4%, due 2013 cv. sr. notes (NR)
(exchangeable for ADS representing common shares)	750,000	1,155,000
		6,939,313
Financial Services - 5.4%
Coinstar, Inc. 4%, due 2014 cv. sr. notes (BB)	250,000	398,438
Old Republic International Corp. 8%, due 2012 cv. sr. notes (BBB)	1,500,000	1,912,500
Euronet Worldwide, Inc. 3.5%, due 2025 cv. deb. (B) (3)	1,000,000	993,750
Knight Capital Group, Inc. 3.5%, due 2015 cash cv. sr. sub. notes (NR)	1,000,000	955,000
National Financial Partners Corp. 4% due 2017 cv. sr. notes (NR)	750,000	930,938
Tower Group Inc. 5% due 2014 cv. sr. notes (BBB) (1)	765,000	860,625
		6,051,251

Ellsworth Schedule of Investments - continued December 31, 2010
	Principal Amount	Value
CONVERTIBLE BONDS AND NOTES - continued

Foods - 0.9%
Central European Distribution Corp. 3%, due 2013 cv. sr. notes (B)	$500,000	$466,250
Chiquita Brands Intl. 4.25%, due 2016 cv. sr. notes (B)	581,000	565,749
		1,031,999
Healthcare - 6.1%
Charles River Laboratories Int'l, Inc. 2.25%, due 2013 cv sr notes (BB)	1,000,000	1,005,000
China Medical Technologies, Inc. 4%, due 2013 cv. sr. sub. notes (NR)
(exchangeable for ADS representing common stock)	1,000,000	855,000
Integra LifeSciences Holdings, 2.375%, due 2012 cv. sr. notes (BBB)	1,067,000	1,072,335
Kinetic Concepts, Inc. 3.25%, due 2015 cv. sr. notes (B)	1,250,000	1,320,313
LifePoint Hospitals Inc. 3.5%, due 2014 cv. sub. notes (B)	1,000,000	1,013,750
Omnicare, Inc. 3.25%, due 2035 cv. sr. deb. (BB) (3)	254,000	234,315
SonoSite Inc. 3.75%, due 2014 cv. sr. notes (BB)	1,250,000	1,378,125
		6,878,838
Metals and Mining - 3.6%
Jaguar Mining, Inc. 4.5%, due 2014 cv. sr. notes (NR)	1,050,000	963,375
Kaiser Aluminum Corp. 4.5%, due 2015 cash cv. sr. notes (BB)	1,000,000	1,226,000
Northgate Minerals Corp. 3.5%, due 2016 cv. sr. notes (NR)	600,000	648,750
RTI International 3%, due 2015 cv. sr. notes (BB)	475,000	494,594
United States Steel Corp. 4%, due 2014 cv. sr. notes (BB)	375,000	729,375
		4,062,094
Multi-Industry - 1.9%
Chemed Corp. 1.875%, due 2014 cv. sr. notes (A)	890,000	893,338
LSB Industries, Inc. 5.5%, due 2012 cv. sr. sub. deb. (BB)	1,250,000	1,281,250
		2,174,588
Pharmaceuticals - 9.6%
Amylin Pharmaceutical, Inc. 3%, due 2014 cv. sr. notes (B)	500,000	436,250
Amgen, Inc. 0.375%, due 2013 cv. sr. notes (A)	1,000,000	1,005,000
Cephalon, Inc. 2.5%, due 2014 cv. sr. sub. notes (A)	1,000,000	1,138,750
Cubist Pharmaceuticals, Inc. 2.25%, due 2013 cv. sub. notes (A)	750,000	760,313
Endo Pharmaceuticals Holdings, Inc. 1.75%, due 2015 cv. sr. sub. notes (A)	750,000	1,001,250
Gilead Sciences, Inc. 0.5%, due 2011 cv. sr. notes (AA)	750,000	775,313
Gilead Sciences, Inc. 1%, due 2014 cv. sr. notes (AA) (1)	500,000	517,500
Gilead Sciences, Inc. 1.625%, due 2016 cv. sr. notes (AA) (1)	375,000	391,875
Millipore Corp. (Merck KGaA) 3.75%, due 2026 cv. sr. notes (BB) (3,5)	750,000	930,308
Mylan Laboratories, Inc. 1.25%, due 2012 cv. sr. notes (BB)
(convertible into Mylan Inc. common stock)	1,500,000	1,595,625
Onyx Pharmaceuticals, Inc. 4%, due 2016 cv. sr. notes (BB)	750,000	900,938
Teva Pharmaceutical Finance Co. B.V. 1.75%, due 2026 cv. sr. deb. (A)
(exchangeable for Teva Pharmaceutical Industries Ltd. ADR)	1,250,000	1,376,563
		10,829,685
Real Estate - 2.8%
Annaly Capital Management, Inc. 4%, due 2015 cv. sr. notes (NR)	1,250,000	1,457,813
Corporate Office Properties, L.P. 4.25% due 2030 exch. sr. notes (NR)	500,000	509,375
Lexington Realty Trust 6%, due 2030 cv. guaranteed notes (NR)	1,000,000	1,225,800
		3,192,988

Ellsworth Schedule of Investments - continued December 31, 2010
	Principal Amount	Value

CONVERTIBLE BONDS AND NOTES - continued

Semiconductors - 4.0%
Intel Corp. 2.95%, due 2035 jr. sub. cv. deb. (A) (3)	$1,500,000	$1,501,875
Intel Corp. 3.25%, due 2039 jr. sub. cv. deb. (A)	500,000	601,875
Micron Technology Inc, 1.875%, due 2014 cv. sr. notes (B)	1,000,000	950,000
Sandisk Corp. 1.5%, due 2017 cv. sr. notes (BB)	1,000,000	1,133,750
Xilinx, Inc. 2.625%, due 2017 cv. sr. notes (BBB)	250,000	294,375
		4,481,875
Telecommunications - 7.2%
Anixter International Inc. 1%, due 2013 cv. sr. notes (BB)	1,500,000	1,685,625
Clearwire Communications LLC 8.25%, due 2040 exch notes (CCC)	500,000	513,125
CommScope, Inc. 3.25%, due 2015 cv. sr. sub. notes (B)	250,000	326,250
Comtech Telecommunications Corp. 3%, due 2029 cv. sr. notes (NR)	500,000	522,500
Equinix, Inc. 3%, due 2014 cv. sub. notes (B)	1,500,000	1,509,375
Equinix, Inc. 4.75%, due 2016 cv. sub. notes (B)	500,000	616,875
Finisar Corp. 5%, due 2029 cv. sr. notes (NR)	125,000	361,406
NII Holdings, Inc. 3.125%, due 2012 cv. notes (B)	1,000,000	986,250
SBA Communications Corp. 1.875%, due 2013 cv. sr. notes (BB)	1,000,000	1,126,250
TeleCommunications Systems, Inc. 4.5%, due 2014 cv. sr. notes (B) (1)	500,000	476,875
		8,124,531
Transportation - 1.8%
DryShips Inc. 5%, due 2014 cv. sr. notes (NR)	750,000	772,500
UAL Corp. 4.5%, due 2021 sr. sub. cv. notes (CCC)	1,000,000	1,017,500
Ultrapetrol (Bahamas) Limited 7.25%, due 2017 cv. sr. notes (NR)	250,000	263,750
		2,053,750
Travel and Leisure - 1.9%
Home Inns & Hotel 2%, due 2015 cv. sr. notes (NR) (1)	500,000	502,500
MGM Mirage 4.25%, due 2015 cv. sr. notes (CCC)	750,000	825,000
Morgans Hotel Group 2.375%, due 2014 cv. sr. sub. notes (CCC)	1,000,000	837,500
		2,165,000

TOTAL CONVERTIBLE BONDS AND NOTES		73,217,725

CORPORATE BONDS AND NOTES - 0.4%

Finance - 0.4%
Lehman Brothers Holdings Inc. 6%, due 2010 medium-term notes (NR) (4)	50,000	194,000
Lehman Brothers Holdings Inc. 1%, due 2009 medium-term notes (NR) (4)	1,500,000	232,500
		426,500

TOTAL CORPORATE BONDS AND NOTES		426,500

Ellsworth Schedule of Investments - continued December 31, 2010
	Shares	Value

CONVERTIBLE PREFERRED STOCKS - 14.2%

Automotive - 3.3%
Ford Motor Company Capital Trust II 6.5% cum. cv. trust pfd. (B)	50,000	$2,593,000
General Motors Company 4.75% mand. cv. jr. pfd. (NR)	20,000	1,082,200
		3,675,200
Banking/Savings and Loan - 5.9%
Bank of America Corp. 7.25% non-cum. perpetual cv. pfd., series L (BB)	1,600	1,531,152
Fifth Third Bancorp 8.5% perpetual cv. pfd. (BB)	12,000	1,764,840
New York Community Bancorp, Inc. 6% BONUSES units (BBB)	24,000	1,282,800
Wells Fargo Corp. 7.5% perpetual cv. pfd., series L (BB)	2,000	2,001,100
		6,579,892
Energy - 2.1%
ATP Oil & Gas Corp. 8% perpetual cv. pfd. (CCC)	5,000	450,000
Chesapeake Energy Corp. 5% cum. cv. pfd. (B)	20,000	1,850,000
Whiting Petroleum Corp. 6.25% perpetual cv. pfd. (B)	131	36,586
		2,336,586
Foods - 0.6%
Bunge Limited 4.875% cum. perpetual cv. pfd. (BB)	7,500	705,000

Retail - 0.7%
Amerivon Holdings LLC series A cv. pfd. units (NR)
(Acquired 04/01/10; Cost $1,500,000) (1,5,6)	562,695	756,792

Telecommunications - 0.9%
Crown Castle International Corp. 6.25% cv. pfd. (BB)	16,000	980,000

Tools - 0.8%
Stanley Black & Decker, Inc. 4.25% cv. pfd. units (BBB)	8,000	868,320

TOTAL CONVERTIBLE PREFERRED STOCKS		15,901,790

MANDATORY CONVERTIBLE SECURITIES - 12.1% (7)

Energy - 4.7%
Apache Corp. 6%, due 8/1/13 mandatory cv. pfd., series D (A)	23,000	1,518,000
Great Plains Energy, Inc. 12%, due 06/15/12 equity units (BBB) (3)	25,000	1,594,250
Nextera Energy Inc. 7%, due 9/1/13 equity units (A)	20,000	990,000
UBS AG 6.75%, due 9/15/13 mandatory exch. notes (NR) (linked to the performance of GT Solar International, Inc. common stock)	40,000	1,191,800
		5,294,050
Finance - 1.7%
Citigroup, Inc. T-DECS 7.5%, due 12/15/12 (NR)	14,000	1,904,980

Financial Services - 0.7%
The Hartford Financial Services Group, Inc. 7.25%, due 4/1/13 (BB) depositary shares representing mandatory cv. pfd., series F	30,000	768,300
Foods - 1.4%
2009 Dole Food ACES Trust 7%, due 11/1/2012 (CCC) (exchangeable for Dole Food Company, Inc. common stock)	120,000	1,563,744

Ellsworth Schedule of Investments - continued December 31, 2010
	Shares	Value

MANDATORY CONVERTIBLE SECURITIES - continued

Home Building - 0.4%
Beazer Homes USA, Inc. tangible equity units 7.25%, due 8/15/2013 (NR)	17,500	$416,150

Metals and Mining - 2.7%
AngloGold Ashanti Ltd. 6.00%, due 9/15/13 mandatory cv. notes (NR) (exchangeable for ADS representing AngloGold Ashanti common stock)	5,900	326,565
UBS AG 9.375%, due 6/15/12 mandatory exch. notes (BB) (exchangeable for Stillwater Mining Co. common stock)	10,000	275,750
Vale Capital II 6.75%, due 06/15/12 mandatory cv. notes (BBB) (exchangeable for ADS representing Vale S.A. common stock)	19,200	1,852,992
Vale Capital II 6.75%, due 06/15/12 mandatory cv. notes (BBB) (exchangeable for ADS representing Vale S.A. preferred A shares)	6,500	629,590
		3,084,897
Transportation - 0.5%
2010 Swift Mandatory Trust 6%, (NR)
(exchangeable for Swift common stock) (1)	50,000	607,500
TOTAL MANDATORY CONVERTIBLE SECURITIES (7)		13,032,121
COMMON STOCKS - 6.9%
Energy - 1.0%
ConocoPhilips	11,282	768,304
Whiting Petroleum Corp.	3,147	368,797
		1,137,101
Healthcare - 0.9%
Abbott Laboratories	10,000	479,100
Bristol-Myers Squibb Co.	20,000	529,600
		1,008,700
Media and Entertainment - 0.5%
The Walt Disney Company	15,000	562,650

Pharmaceuticals - 0.8%
Merck & Co.	23,651	852,382

Telecommunications - 3.7%
AT&T, Inc.	70,000	2,056,600
Verizon Communications, Inc.	60,000	2,146,800
		4,203,400

TOTAL COMMON STOCKS		7,764,233

Total Convertible Bonds and Notes - 65.2%		$73,217,725
Total Corporate Bonds and Notes - 0.4%		426,500
Total Convertible Preferred Stocks - 14.2%		15,901,790
Total Mandatory Convertible Securities - 12.1%		13,639,621
Total Common Stocks - 6.9%		7,764,233
Total Investments - 98.8%		110,949,869

Other assets and liabilities, net - 1.2%		1,404,014
Total Net Assets - 100.0%		$112,353,883

Notes:

(1) Security not registered under the Securities Act of 1933, as amended (the "Securities Act") (e.g., the security was purchased in a Rule 144A or a Regulation D transaction).  The security may be resold only pursuant to an exemption from registration under the Securities Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of such securities. The aggregate market value of these unregistered securities at December 31, 2010 was $5,456,605 which represented 4.9% of the Fund's net assets.

(2) Non-income producing security.

(3) Contingent payment debt instrument which accrues contingent interest.

(4) Security is in default.

(5) Investment is valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.  The fair value of these securities amounted to $1,687,100 at December 31, 2010, which represented 1.5% of the Fund's net assets.

(6) Restricted securities include securities that have not been registered under the Securities Act and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. As of December 31, 2010, the Fund was invested in the following restricted securities:

Amerivon Holdings LLC units containing series A cv. pfd. shares and common equity units, acquired April 1, 2010.

(7) Mandatory Convertible Securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

Investment Abbreviations:
ACES - Automatic Common Exchange Securities.
ADR - American Depositary Receipts.
ADS - American Depositary Shares.
BONUSES - Bifurcated Option Note Unit Securities.
T-DECS - Tangible Dividend Enhanced Common Stock.

Ratings in parentheses derived by management, using input from various ratings agencies.
NR is used whenever a rating is unavailable.

See accompanying notes.

Summary of Portfolio Ratings *
AAA	0%
AA	2%
A	16%
BBB	12%
BB	23%
B	20%
CCC & below	8%
Not Rated	19%

* Excludes equity securities and cash.

Ellsworth Fund Ltd. - Selected Notes to Financial Statements (unaudited)

Ellsworth Fund Ltd. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, closed-end management investment company.

Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price, supplied by an independent pricing service, as of the close of regular trading. Listed securities, for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and asked prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data, evaluating the price of the underlying common stock and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, broker/dealer quotes, and additional inputs such as benchmark yields, reported trades, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in  the three broad levels listed below:

Level 1 - Quoted unadjusted prices for identical instruments in active markets.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-driven valuation in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers, and those received from an independent pricing service.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price an asset or liability based on the best available information.

The following is a summary of the inputs used to value the net assets of the Fund as of December 31, 2010:

	Level 1	Level 2	Level 3

Investments in Securities:
Convertible Bonds and Notes	$ ---	$ 72,287,417	$ 930,308
Convertible Preferred Stocks	---	15,144,998	756,792
Mandatory Convertible Securities	---	13,639,621	---
Corporate Bonds and Notes	---	426,500	---
Common Stock	$7,764,233	---	---
Total Investments	$7,764,233	$101,498,536	$1,687,100

The following is a reconciliation of assets for which level 3 inputs were used in determining value:

	Convertible Bonds and Notes	Corporate Bonds and Notes	Convertible Preferred Stocks	Total

Beginning balance	$ ---	$ ---	$750,000	$750,000

Change in unrealized appreciation (depreciation)	---	---	---	---

Net transfers in/out of level 3	930,308	---	6,792	937,100

Ending balance	$930,308	$ ---	$756,792	$1,687,100

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers into and out of Levels 1 and 2 during the current period presented. The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

Securities Transactions and Related Investment Income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the  accrual basis, including accretion of discounts and amortization of non-equity premium.  For certain securities, known as “contingent payment debt instruments,” Federal tax  regulations require the Fund to record non-cash, “contingent” interest income in addition to interest income actually received.  Contingent interest income amounted to approximately 1 cent per share for the three months ended December 31, 2010.  In addition, Federal tax regulations require the Fund to reclassify realized gains on contingent payment debt instruments to interest income.  At December 31, 2010, there were unrealized losses of approximately 2 cents per share on contingent payment debt instruments.

Federal Income Tax Cost - At December 31, 2010, the cost basis of investments for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $103,711,506, $12,411,617, $(5,173,255) and $7,238,362, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective as of March 1, 2011 based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 17 CFR 240.15d-15(b)).

(b) There have been no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications of the principal executive officer and the principal financial officer of the Fund, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ellsworth Fund Ltd.

By: /s/Thomas H. Dinsmore

    Thomas H. Dinsmore

    Chairman of the Board and

    Chief Executive Officer

    (Principal Executive Officer)

Date: March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore

    Thomas H. Dinsmore

    Chairman of the Board and

    Chief Executive Officer

    (Principal Executive Officer)

Date: March 1, 2011

By: /s/Gary I. Levine

    Gary I. Levine

    Chief Financial Officer

    (Principal Financial Officer)

Date: March 1, 2011